Staff costs - Breakdown (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Average headcount and number of offices
Wages and salaries	€ 8,466	€ 8,070	€ 8,987
Social security costs	1,323	1,277	1,426
Additions to provisions for defined benefit pension plans (note 25)	73	76	72
Contributions to defined contribution pension funds	286	283	292
Other Staff costs	1,068	1,077	1,364
Total personnel expenses	€ 11,216	€ 10,783	€ 12,141